Leases (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease [Abstract]
Investment in Sublease, net, Beginning Balance	$ 1,228	$ 0
Transfers	0	979
Additions	0	191
Interest accretion	142	71
Payments from sublessor	(381)	(13)
Investment in Sublease, net, Ending Balance	989	1,228	$ 0
Depreciation of right-of-use assets	107	304	730
Interest expense on lease liabilities	140	178	212
Expenses relating to short term leases	508	449	478
Impairment	0	669	78
Variable lease payments	123	429	505
Total	$ 878	$ 2,029	$ 2,003